INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAX AND SOCIAL CONTRIBUTION
7.	INCOME TAX AND SOCIAL CONTRIBUTION
Income taxes encompass the income tax and the social contribution. The income tax rate is 25% and the social contribution rate is 9%, generating aggregate nominal tax rate of 34%.
The provision for income tax and social contribution is broken down as follows:

	2019	2018	2017
Income tax and social contribution
Current taxes	(77,060)	115,706	(906,080)
Deferred taxes (Note 10)	69,041	3,159,241	(192,542)
Total	(8,019)	3,274,947	(1,098,622)

	2019	2018	2017
Pre-tax profit (loss)	(9,087,088)	21,340,608	(5,557,540)
Income tax and social contribution
Income tax and social contribution on taxed income	3,089,610	(7,255,807)	1,889,564
Equity in investees	(1,759)	(4,587)	(147)
Tax incentives (basically, operating profit) (i)	1,263	3,068	14,008
Permanent deductions (add-backs) (ii)	(312,512)	13,285,260	148,424
Reversal of (Allowance for) impairment losses on deferred tax assets (iii)	(2,474,232)	(2,757,044)	(2,717,564)
Tax effects of deferred tax assets of foreign subsidiaries (iv)	(310,389)	4,057	(432,907)
Income tax and social contribution effect on profit or loss	(8,019)	3,274,947	(1,098,622)

(i)	Refers basically to the exploration profit recognized in the profit or loss of subsidiary Oi Móvel pursuant to Law 11638/2007.
(ii)
In 2019, the tax effects from permanent
add-backs
are represented mainly by the recognition of the fair value adjustment to the restructured liabilities included in the JRP. In 2018 the main tax effects from permanent deductions arising from the recognition of the restructuring of the liabilities included in the JRP.

(iii)	Refers to the reversal (recognition) of the allowance for the realizable value (impairment) of deferred tax assets (Note 10).
(iv)	Refers to the effects of unrecognized deferred tax assets held by foreign subsidiaries that do not have a history of profitability and/or an expectation to generate taxable income.